Segment Information - Schedule of Major Activities for Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Net sales
Total net sales	$ 67,610	$ 69,368	$ 77,337
Cost of sales, operating expenses and other income
Total cost of sales, operating expenses and other income	64,296	65,583	74,450
Operating income (loss)
Total operating income	3,314	3,785	2,887
Income (loss) before income taxes
Total income before taxes	11,300	7,819	2,314
Injection Molded Plastic Parts [Member]
Net sales
Total net sales	11,206	12,391	15,617
Cost of sales, operating expenses and other income
Total cost of sales, operating expenses and other income	12,516	13,262	17,537
Operating income (loss)
Total operating income	(1,310)	(871)	(1,920)
Income (loss) before income taxes
Total income before taxes	5,024	2,308	(2,423)
Electronic Products [Member]
Net sales
Total net sales	56,404	56,977	61,720
Cost of sales, operating expenses and other income
Total cost of sales, operating expenses and other income	50,432	51,059	55,501
Operating income (loss)
Total operating income	5,972	5,918	6,219
Income (loss) before income taxes
Total income before taxes	7,624	6,773	6,149
Corporate Expenses [Member]
Cost of sales, operating expenses and other income
Total cost of sales, operating expenses and other income	1,348	1,262	1,412
Operating income (loss)
Total operating income	(1,348)	(1,262)	(1,412)
Income (loss) before income taxes
Total income before taxes	$ (1,348)	$ (1,262)	$ (1,412)